Income Taxes - Schedule of Income Tax Expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
Federal
State	581
Foreign
Current provision for income taxes	581
Deferred taxes:
Federal	4,045,818	397,951
State	105,464	27,676
Foreign	10,338
Change in valuation allowance	(4,161,621)	(425,627)
Deferred provision for income taxes
Net income tax expense	$ 581